As filed with the Securities and Exchange
Commission on March 17, 2020

1933 Act File No. 002-10156
1940 Act File No. 811-00560

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
PRE-EFFECTIVE AMENDMENT NO. ☐
POST-EFFECTIVE AMENDMENT NO. 204

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
AMENDMENT NO. 156

(CHECK APPROPRIATE BOX OR BOXES)

JOHN HANCOCK INVESTMENT TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

200 BERKELEY STREET
BOSTON, MASSACHUSETTS 02116
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE

(800) 225-5291

CHRISTOPHER SECHLER, ESQ.
200 BERKELEY STREET
BOSTON, MASSACHUSETTS 02116
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MARK P. GOSHKO, ESQ.

K&L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950

TITLE OF SECURITIES BEING REGISTERED: Shares of beneficial interest ($0.00) par value of the Registrant.

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following funds: John Hancock Alternative Risk Premia Fund, John Hancock Balanced Fund, John Hancock Disciplined Value International Fund, John Hancock Diversified Macro Fund, John Hancock Emerging Markets Equity Fund, John Hancock ESG All Cap Core Fund, John Hancock ESG International Equity Fund, John Hancock ESG Large Cap Core Fund, John Hancock Fundamental Large Cap Core Fund, John Hancock Global Thematic Opportunities Fund, John Hancock Infrastructure Fund, John Hancock International Dynamic Growth Fund, John Hancock Seaport Long/Short Fund, and John Hancock Small Cap Core Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series or classes of the Registrant.

TABLE OF CONTENTS

SIGNATURES

Exhibit Index

EX-101 INSTANCE DOCUMENT

EX-101 SCHEMA DOCUMENT

EX-101 CALCULATION LINKBASE DOCUMENT

EX-101 DEFINITION LINKBASE DOCUMENT

EX-101 LABELS LINKBASE DOCUMENT

EX-101 PRESENTATION LINKBASE DOCUMENT

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 17th day of March, 2020.

JOHN HANCOCK INVESTMENT TRUST

By:	/s/ Andrew G. Arnott
Name:	Andrew G. Arnott
Title:	President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President and Trustee	March 17, 2020
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	March 17, 2020
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	March 17, 2020
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	March 17, 2020
James R. Boyle

/s/ Peter S. Burgess *	Trustee	March 17, 2020
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	March 17, 2020
William H. Cunningham

/s/ Grace K. Fey *	Trustee	March 17, 2020
Grace K. Fey

/s/ Marianne Harrison *	Trustee	March 17, 2020
Marianne Harrison

/s/ Deborah C. Jackson*	Trustee	March 17, 2020
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	March 17, 2020
Hassell H. McClellan

/s/ James M. Oates *	Trustee	March 17, 2020
James M. Oates

/s/ Steven R. Pruchansky *	Trustee	March 17, 2020
Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	March 17, 2020
Gregory A. Russo

*By:	/s/ Sarah M. Coutu
Sarah M. Coutu
Attorney-in-Fact
*Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 203 to the Trust’s Registration Statement on February 26, 2020

SIGNATURES

John Hancock Alternative Risk Premia Offshore Subsidiary Fund, Ltd. has duly caused this amended Registration Statement, with respect only to information that specifically relates to John Hancock Alternative Risk Premia Offshore Subsidiary Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 17th day of March, 2020.

JOHN HANCOCK ALTERNATIVE RISK PREMIA OFFSHORE SUBSIDIARY FUND, LTD.

By:	/s/ Andrew G. Arnott
Name:	Andrew G. Arnott
Title:	President

This amended Registration Statement, with respect only to information that specifically relates to John Hancock Alternative Risk Premia Offshore Subsidiary Fund, Ltd., has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Andrew G. Arnott Andrew G. Arnott	Director, President (Principal Executive Officer)	March 17, 2020

/s/ Charles A. Rizzo Charles A. Rizzo	Director, Chief Financial Officer (Principal Financial Officer)	March 17, 2020

/s/ Leo Zerilli Leo Zerilli	Director	March 17, 2020

SIGNATURES

John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd. has duly caused this amended Registration Statement, with respect only to information that specifically relates to John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 17th day of March, 2020.

JOHN HANCOCK DIVERSIFIED MACRO OFFSHORE SUBSIDIARY FUND, LTD.

By:	/s/ Andrew G. Arnott
Name:	Andrew G. Arnott
Title:	President

This amended Registration Statement, with respect only to information that specifically relates to John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd., has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Andrew G. Arnott Andrew G. Arnott	Director, President (Principal Executive Officer)	March 17, 2020

/s/ Charles A. Rizzo Charles A. Rizzo	Director, Chief Financial Officer (Principal Financial Officer)	March 17, 2020

/s/ Leo Zerilli Leo Zerilli	Director	March 17, 2020

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document